Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of balances with related parties
	December 31, 2020	December 31, 2019
	U.S. Dollars in thousands

Other accounts payables	$129	$151
Trade receivable	$1,429	$-

Schedule of transactions with employed/directors that accounts as related parties
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Salary and related expenses to those employed by the Company or on its behalf	$-	$311	$352

Remuneration of directors not employed by the Company or on its behalf	$506	$363	$366

Number of People to whom the Salary and remuneration Refer:

Related and related parties employed by the Company or on its behalf	-	2	2
Directors not employed by the Company	9	7	8

Total Directors employed and not employed by the Company	9	9	10

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Short-term benefits	$3,237	$3,157	$2,766
Share-based payment	457	506	285
Total	$3,694	$3,663	$3,051

Schedule of transactions with related parties
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands
Revenues	$3,899	$2,566	$3,529
Cost of Goods Sold	$255	$13	$-
Selling and marketing expenses	$0	$257	$313
General and administrative expenses	$522	$447	$408